Equity	12 Months Ended
Jun. 30, 2020
Stockholders' Equity Note [Abstract]
Equity

Note 8 – Equity

In fiscal year 2020 and 2019, 642,857 and 706,618 shares were awarded under the Stock Plan (see Note 13).

In fiscal year 2020, the Company issued 525,000 common shares as consideration for convertible notes. In fiscal year 2019, the Company issued 302,271 common shares as consideration for convertible notes.

In fiscal year 2020, the Company issued 500,000 shares of Series E Preferred Stock to an investor that converts into 1,190,476 shares of common stock as consideration for a convertible note. There were no preferred shares issued in fiscal year 2019.

In fiscal year 2020 and 2019, 0 and 60,000 shares were returned and cancelled upon repayment of a convertible note prior to maturity.

During the year ended June 30, 2020 and 2019, the Company issued 7,619,912 and 346,618 common shares for professional consulting services, respectively. The shares were valued at $2,020,150 and $800,751 upon issuance, for the years ended June 30, 2020 and 2019, respectively.

In fiscal year 2019, the Company repurchased 38,625 shares from an entity with a common board member under a Share Purchase Agreement related to the sale of Entertainment. These shares are issued but not outstanding at June 30, 2019.

During fiscal year 2020, investors exercised warrants in exchange for 32,052,654 common shares in cashless transactions. During fiscal year 2019, an investor exercised warrants in exchange for 381,944 common shares in a cashless transaction.

See the capital structure section in Note 1 for disclosure of the equity components included in the Company’s consolidated financial statements.